Acquisition (Schedule of identifiable assets and liabilities) (Details) - USD ($)		12 Months Ended
	Feb. 06, 2019	Jun. 30, 2020	Jun. 30, 2019
Liabilities
Gain on Sale			$ 60,688
Entertainment [Member]
Assets
Cash	$ 36,290
Property and equipment	4,006,426
Receivables	4,500
Inventory	5,610
Other assets	1,522,714
Total Assets	5,575,540
Liabilities
Accounts payable	22,424
Debt	5,393,623
Accrued expenses	127,481
Total Liabilities	5,543,528
Net Assets	32,012
Consideration	92,700
Gain on Sale	$ 60,688